UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-3456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	02/28/06

FORM N-Q

Item 1. Schedule of Investments.

GENERAL TREASURY PRIME MONEY MARKET FUND STATEMENT OF INVESTMENTS February 28, 2006 (Unaudited)
	Annualized
	Yield On
	Date of	Principal
U.S. Treasury Bills--100.6%	Purchase (%)	Amount ($)	Value ($)

3/2/2006	3.82	9,978,000	9,976,949
3/16/2006	4.34	9,100,000	9,083,578
3/23/2006	4.03	5,358,000	5,344,927
3/30/2006	4.18	2,500,000	2,491,642
4/13/2006	4.25	800,000	795,977
4/20/2006	4.01	10,000,000	9,945,139
5/4/2006	4.41	1,900,000	1,885,260
5/18/2006	4.49	8,250,000	8,170,662
5/25/2006	4.50	10,000,000	9,894,931

Total Investments (cost $57,589,065)		100.6%	57,589,065

Liabilities, Less Cash and Receivables		-0.6%	(320,489)

Net Assets		100.0%	57,268,576

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
February 28, 2006 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
U.S. Government Agencies--82.8%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank
6/1/06	4.54	100,000,000 a	100,000,000
1/22/07	4.52	75,000,000 a	74,990,208
6/12/07	4.50	100,000,000 a	99,984,223
8/15/07	4.50	50,000,000 a	49,985,872
Federal Home Loan Bank System
3/1/06	4.35	210,323,000	210,323,000
3/8/06	4.33	200,000,000	199,833,556
4/7/06	4.48	153,215,000	152,515,042
4/11/06	4.56	100,000,000 a	99,993,257
4/28/06	4.52	199,697,000	198,258,849
7/18/07	4.48	25,000,000 a	24,995,896
Federal National Mortgage Association
3/27/06	4.33	50,000,000	49,845,806
4/5/06	4.48	74,000,000	73,679,847
Total U.S. Government Agencies
(cost $1,334,405,556)			1,334,405,556

Repurchase Agreements--17.3%

Banc of America Securities LLC
dated 2/28/2006, due 3/1/2006 in the amount of
$120,015,000 (fully collateralized by
$125,684,000 U.S. Treasury Notes, 4%, due
11/15/2012, value $122,400,155)	4.50	120,000,000	120,000,000
Goldman, Sachs & Co.
dated 2/28/2006, due 3/1/2006 in the amount of
$8,000,922 (fully collateralized by $5,558,000
U.S. Treasury Inflation Protection Securities, 3.375%,
due 4/15/2032, value $8,160,159 )	4.15	8,000,000	8,000,000
Goldman, Sachs & Co.
dated 2/28/2006, due 3/1/2006 in the amount of
$30,003,750 (fully collateralized by $29,435,000
Federal Home Loan Mortgage Corp., Notes, 5.125% -
5.75%, due 10/15/2008 - 3/15/2009, value
$30,603,290)	4.50	30,000,000	30,000,000
Morgan Stanley
dated 2/28/2006, due 3/1/2006 in the amount of
$121,015,125 (fully collateralized by $325,038,000
U.S. Treasury Strips, due 11/15/2026, value
$123,420,179 )	4.50	121,000,000	121,000,000
Total Repurchase Agreements
(cost $279,000,000)			279,000,000

Total Investments (cost $1,613,405,556)		100.1%	1,613,405,556
Liabilities, Less Cash and Receivables		(.1%)	(1,420,750)
Net Assets		100.0%	1,611,984,806

a Security payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	April 21, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	April 21, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)